Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering consummated on
October 5, 2021
, the Company sold 30,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consisted of one share of the Company’s Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note
8)
.

NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering consummated on October 5, 2021, the Company sold 30,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consisted of one share of the Company’s Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 8).